Stock Options - Additional Information (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock market value per share	$ 0.2	$ 0.2	$ 0.2	$ 0.2
Restricted stock non-vested shares	7,500		7,500
Unrecognized stock-based compensation expense	$ 47,150		$ 47,150
Intrinsic value of options granted			$ 238,975
Total intrinsic value of options exercised			$ 1,950	$ 0
Stock options granted			0	0
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock restriction period			1 year	1 year
Restricted stock grants			7,500	7,500
Common stock market value per share	$ 18.86	$ 18.40	$ 18.86	$ 18.40
Restricted stock grant date fair value	$ 141,450	$ 138,000	$ 141,450	$ 138,000
Restricted stock cost	11,788	11,500	117,300	115,000
Restricted stock, deferred taxes	$ 4,397	$ 4,290	$ 44,250	$ 42,900
Employee Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted, expiration period			10 years
Intrinsic value of options granted			$ 5,980
Directors Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock restriction period			6 months
Stock options granted, expiration period			10 years
Intrinsic value of options granted			$ 232,995
Stock options granted			0	0	0
Directors Stock Option Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted			210,000
2013 Incentive Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted			0